Note 17 - Financial Instruments (Details 4)	12 Months Ended
Nov. 30, 2016 CAD
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	CAD 3,826,069
Lease Obligations [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	14829
Accounts Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	807295
Accrued Liabilities [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	384886
Unsecured Convertible Debentures [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,574,908
Employee Costs Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,044,151
Less Than 3 Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	CAD 1,964,303
Less Than 3 Months [Member] | Lease Obligations [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	5,437
Less Than 3 Months [Member] | Accounts Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	807,295
Less Than 3 Months [Member] | Accrued Liabilities [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	384,886
Less Than 3 Months [Member] | Unsecured Convertible Debentures [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	59,138
Less Than 3 Months [Member] | Employee Costs Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	707,547
Three To Six Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	CAD 1,521,355
Three To Six Months [Member] | Lease Obligations [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	5585
Three To Six Months [Member] | Unsecured Convertible Debentures [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	1,515,770
Six To Nine Months [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	CAD 3,807
Six To Nine Months [Member] | Lease Obligations [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Third parties	3807
Nine Months To One Year [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Undiscounted future cash flows	CAD 336,604
Nine Months To One Year [Member] | Employee Costs Payable [Member]
Note 17 - Financial Instruments (Details) - Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Line Items]
Related parties	336,604